Capital structure and financial items - Borrowings - Narrative (Details) kr in Millions, € in Billions	12 Months Ended
	Dec. 31, 2025 EUR (€) tranche	Dec. 31, 2025 DKK (kr)	Dec. 31, 2024 DKK (kr) site	Dec. 18, 2024 site
Disclosure of financial assets [line items]
Number of tranches, issued bonds | tranche	11
Issued bonds	€ 10	kr 130,958	kr 102,787
Marketable securities transferred at carrying amount | kr		kr 74,700
Catalent, Inc
Disclosure of financial assets [line items]
Number of sites acquired | site			3	3